Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - 10K - USD ($) $ in Thousands	Total	Convertible promissory notes	Bridge promissory note	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Convertible promissory notes	Additional Paid-in Capital Bridge promissory note	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021	85
Beginning balance at Dec. 31, 2021	$ 124
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemption of redeemable common stock (in shares)	(85)
Redemption of redeemable common stock	$ (124)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Beginning balance (in shares) at Dec. 31, 2021				9,357
Beginning balance at Dec. 31, 2021	(4,848)			$ 0	$ 10,431			$ (15,279)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	25				25
Issuance of warrants and non-contingent beneficial conversion feature in connection with convertible promissory note	60				60
Warrant issuance		$ 30	$ 571			$ 30	$ 571
Conversion of convertible promissory note (in shares)				1,705
Conversion of convertible promissory note	5,337				5,337
Restricted stock awards issued in satisfaction of accrued compensation	417				417
Redemption of redeemable common stock (in shares)				(85)
Redemption of redeemable common stock	0				0
Restricted stock vesting (in shares)				10
Net loss	$ (3,217)							(3,217)
Ending balance (in shares) at Dec. 31, 2022	10,987			10,987
Ending balance at Dec. 31, 2022	$ (1,625)			$ 0	16,871			(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	13				13
Warrant issuance	532				532
Restricted stock vesting (in shares)				5
Net loss	(2,150)							(2,150)
Ending balance (in shares) at Mar. 31, 2023				10,992
Ending balance at Mar. 31, 2023	$ (3,230)			$ 0	17,416			(20,646)
Beginning balance (in shares) at Dec. 31, 2022	0
Beginning balance at Dec. 31, 2022	$ 0
Ending balance (in shares) at Dec. 31, 2023	0
Ending balance at Dec. 31, 2023	$ 0
Beginning balance (in shares) at Dec. 31, 2022	10,987			10,987
Beginning balance at Dec. 31, 2022	$ (1,625)			$ 0	16,871			(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	388				388
Warrant issuance	532				532
Restricted stock vesting (in shares)				1,807
Warrant exercise (in shares)				17,658
Warrant exercise	12				12
Issuance of common stock in pre-closing financing (in shares)				13,350
Issuance of common stock in pre-closing financing	11,721				11,721
Issuance of common stock for settlement of bridge note (in shares)				596
Issuance of common stock for settlement of bridge note	3,333				3,333
Issuance of common stock for reverse recapitalization expenses (in shares)				335
Issuance of common stock for reverse recapitalization expenses	1,875				1,875
Issuance of common stock to Vallon stockholders in reverse recapitalization (in shares)				4,930
Issuance of common stock to Vallon stockholders in reverse recapitalization	(2,940)				(2,940)
Net loss	$ (13,037)							(13,037)
Ending balance (in shares) at Dec. 31, 2023	49,663			49,663
Ending balance at Dec. 31, 2023	$ 259			$ 0	31,792			(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	37				37
Net loss	$ (1,887)							(1,887)
Ending balance (in shares) at Mar. 31, 2024	245,875			245,875
Ending balance at Mar. 31, 2024	$ 2,798			$ 0	$ 36,218			$ (33,420)